(2_FIDELITY_LOGOS)FIDELITY

HIGH YIELD TAX-FREE
PORTFOLIO
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     35   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    39   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

High Yield Tax-Free                      17.95%   44.45%   129.65%

Lehman Brothers Municipal Bond Index     18.90%   51.82%   139.41%

Average High Yield Municipal Bond Fund   17.15%   48.37%   129.18%

Consumer Price Index                     2.47%    14.80%   40.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average high yield municipal bond fund, which reflects the performance of 36 high yield municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

High Yield Tax-Free                      17.95%   7.63%    8.67%

Lehman Brothers Municipal Bond Index     18.90%   8.71%    9.12%

Average High Yield Municipal Bond Fund   17.15%   8.19%    8.63%

Consumer Price Index                     2.47%    2.80%    3.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              High Yield (LB Munici
     11/30/85    10000.00    10000
     12/31/85    10192.08  10087.9
     01/31/86    10682.01 10682.08
     02/28/86    11065.89 11105.73
     03/31/86    11151.81 11109.28
     04/30/86    11112.50 11117.73
     05/31/86    10973.62 10936.73
     06/30/86    11089.01 11041.07
     07/31/86    11168.23 11108.08
     08/31/86    11712.80 11605.39
     09/30/86    11698.70 11634.52
     10/31/86    11942.16 11835.45
     11/30/86    12121.27 12069.91
     12/31/86    12118.31  12036.6
     01/31/87    12417.95 12399.02
     02/28/87    12563.63 12460.02
     03/31/87    12468.14 12327.95
     04/30/87    11626.78 11709.33
     05/31/87    11541.26 11651.25
     06/30/87    11736.30 11993.33
     07/31/87    11885.91 12115.67
     08/31/87    11941.32 12142.93
     09/30/87    11380.56 11695.22
     10/31/87    11342.46 11736.62
     11/30/87    11581.96 12043.06
     12/31/87    11774.58 12217.81
     01/31/88    12184.35    12653
     02/29/88    12337.50 12786.75
     03/31/88    12043.61 12637.78
     04/30/88    12131.76 12733.83
     05/31/88    12219.73 12697.03
     06/30/88    12365.94 12882.78
     07/31/88    12494.00 12966.78
     08/31/88    12551.61 12978.19
     09/30/88    12827.75  13213.1
     10/31/88    13074.28 13446.31
     11/30/88    12963.96 13323.14
     12/31/88    13213.80 13459.43
     01/31/89    13400.21 13737.78
     02/28/89    13319.14 13581.03
     03/31/89    13346.59 13548.57
     04/30/89    13777.25 13870.21
     05/31/89    14068.69  14158.3
     06/30/89    14205.40 14350.57
     07/31/89    14308.93 14545.88
     08/31/89    14245.45 14403.47
     09/30/89    14184.65 14360.55
     10/31/89    14333.17 14536.18
     11/30/89    14597.89 14790.56
     12/31/89    14719.27 14911.55
     01/31/90    14564.17 14841.02
     02/28/90    14754.87 14973.85
     03/31/90    14771.56 14978.34
     04/30/90    14505.85 14869.89
     05/31/90    14906.09  15194.5
     06/30/90    15065.29 15328.06
     07/31/90    15298.51 15554.15
     08/31/90    15139.37 15328.31
     09/30/90    15253.58 15337.04
     10/31/90    15456.33 15615.26
     11/30/90    15898.20 15929.28
     12/31/90    15966.59 15998.57
     01/31/91    16174.55 16213.27
     02/28/91    16275.79 16354.33
     03/31/91    16328.15 16360.22
     04/30/91    16551.55 16578.63
     05/31/91    16697.32 16726.01
     06/30/91    16698.21 16709.45
     07/31/91    16940.79 16912.97
     08/31/91    17090.44 17135.72
     09/30/91    17227.04 17358.82
     10/31/91    17389.01 17515.05
     11/30/91    17426.97 17563.92
     12/31/91    17591.45 17940.84
     01/31/92    17772.03 17981.75
     02/29/92    17808.40  17987.5
     03/31/92    17825.85 17994.16
     04/30/92    17996.30  18154.3
     05/31/92    18169.02 18367.98
     06/30/92    18420.96 18676.19
     07/31/92    18893.56 19236.11
     08/31/92    18642.09 19048.55
     09/30/92    18692.14 19173.13
     10/31/92    18380.91 18984.66
     11/30/92    18857.91 19324.68
     12/31/92    19062.11 19521.98
     01/31/93    19328.88 19749.02
     02/28/93    20040.24 20463.34
     03/31/93    19895.05 20247.05
     04/30/93    20084.30 20451.34
     05/31/93    20200.87 20566.27
     06/30/93    20498.13 20909.53
     07/31/93    20505.25 20936.92
     08/31/93    20950.82 21372.82
     09/30/93    21253.82 21616.26
     10/31/93    21276.20 21657.98
     11/30/93    21104.94 21467.17
     12/31/93    21561.21 21920.35
     01/31/94    21798.34 22170.68
     02/28/94    21243.06 21596.45
     03/31/94    20260.17 20717.05
     04/30/94    20365.43 20892.73
     05/31/94    20492.35 21073.87
     06/30/94    20376.37 20945.11
     07/31/94    20760.92 21329.03
     08/31/94    20836.33 21402.83
     09/30/94    20526.79 21088.64
     10/31/94    20098.02  20714.1
     11/30/94    19470.97 20339.59
     12/31/94    19955.06 20787.26
     01/31/95    20635.32 21381.36
     02/28/95    21232.51 22003.13
     03/31/95    21288.14 22255.95
     04/30/95    21298.79 22282.21
     05/31/95    21963.09 22993.24
     06/30/95    21625.08 22792.05
     07/31/95    21781.61 23008.12
     08/31/95    22048.34 23299.86
     09/30/95    22218.46 23447.35
     10/31/95    22537.97 23788.27
     11/30/95    22965.09    23941

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity High Yield Tax-Free Portfolio on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $22,965
- a 129.65% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,941 - a 139.41% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED NOVEMBER 30,

                              1995     1994      1993     1992    1991

Dividend return               6.54%    7.54%     6.33%    6.70%   7.11%

Capital appreciation return   11.41%   -15.28%    5.59%   1.51%   2.51%

Total return                  17.95%   -7.74%    11.92%   8.21%   9.62%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.97(cents)   31.97(cents)   67.66(cents)

Annualized dividend rate                 4.96%         5.31%          5.71%

30-day annualized yield                  4.91%         -              -

30-day annualized tax-equivalent yield   7.67%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.19 over the past month, $12.00 over the past six months and $11.84 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended November 30,
1995. For the period, the Lehman
Brothers Municipal Bond Index -
a broad measure of the tax-free
market - had a total return of
18.90%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy for
investment-grade taxable bonds
- had a total return of
17.64%. While the bankruptcy of
Orange County, California, in
December 1994 caused some
concern among investors,
tax-free bonds managed to
surge ahead of their taxable
counterparts in the first quarter of
1995 on signs of a slowing
economy and tamer inflation
expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This
threat of tax reform dampened
enthusiasm in the municipal bond
market, stalling the rally and
helping shorter maturity bonds to
outperform their longer
counterparts throughout the
spring and summer months. By
early fall, historically attractive
valuations relative to Treasuries,
weakening new issuance, and
stronger demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with David Murphy, Portfolio Manager of Fidelity High Yield Tax-Free Portfolio
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period ended November 30, 1995, the fund returned 17.95%. That beat the 17.15% return of the average high yield municipal bond fund, as tracked by Lipper Analytical Services for the same period. Also, for comparison purposes, the Lehman Brothers Municipal Bond Index returned 18.90%.
Q. WHAT IS THE MOST IMPORTANT CHANGE YOU HAVE MADE TO THE PORTFOLIO SINCE TAKING OVER THE FUND IN OCTOBER?
A. The most important strategic change I made was to reduce the fund's holdings in securities, rated below investment grade. The term "investment grade" refers to ratings given by Moody's and other rating agencies of an issuer's ability to pay a bond's principal and interest in a timely fashion. Bonds below the Moody's rating "Baa" are considered speculative, or non-investment grade.
Q. WHY DID YOU MAKE THIS DECISION?
A. There were two reasons. First, credit spreads - or the difference in yield between non-investment grade and investment grade bonds - have been fairly tight recently and, I believe, may widen over time. So it didn't pay to take on the additional risk of the non-investment grade bonds. Second, in a bond rally, the non-investment grade bonds usually lag. Therefore, I wanted to reduce the fund's exposure to that potential source of underperformance.
Q. WHAT SECTORS OF THE MUNICIPAL BOND MARKET CONTRIBUTED THE MOST TO THE FUND'S PERFORMANCE?
A. Over the last year, the investment-grade health care bonds in the portfolio did quite well. One particular example stands out in my mind. HealthOne, a Denver-based hospital system whose tax-exempt bonds were held by the fund, was recently bought by the corporate health-care provider Columbia HCA. Most of our HealthOne holdings were bought by Columbia at a substantial profit for the fund.
Q. TRANSPORTATION BONDS WEREN'T PART OF THE PORTFOLIO'S TOP FIVE HOLDINGS SIX MONTHS AGO, YET NOW THEY MAKE UP 11.9% OF THE FUND. WHAT'S THE STORY THERE?
A. The fund's transportation holdings, which largely included airport and toll road bonds, have recently made a positive contribution. During the period, I added bonds issued by Chicago's O'Hare Airport, which I viewed as having attractive investment characteristics. Airport bonds are backed by the revenue generated by the airport, such as the fees paid by airlines to airports for landing rights and gates. In my opinion, O'Hare bonds are a good investment because of its central position in the nation's air traffic system and its status as the world's busiest airport. For toll roads, one good performer was the bonds issued by San Joaquin Hills Transportation Corridor Agency in California. Anybody who has spent five minutes in a car in Southern California understands the traffic problem on the state's toll-free expressways. Toll roads, on the other hand, offer a more time-efficient alternative for drivers.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The NASA Space Center in Houston - whose tax-exempt bonds are issued under the authority of the Harris County Cultural and Educational Facilities Corporation and represent less than 1% of the fund's portfolio - announced it was having trouble making complete debt service coverage. Debt service is the yearly amount of interest and principal payable on a bond issue. As a result, the holding detracted from the fund's performance. The issuer is currently evaluating ways to address its problems and Fidelity is closely following the situation.
Q. HAVE YOU MADE ANY STRUCTURAL CHANGES TO THE FUND?
A. I've tried to retain bonds that have long call protection relative to other bonds available in the market. I often prefer bonds with call protection so I won't have to reinvest at lower rates if a bond is called - or paid back earlier than expected. Recently, however, fewer bargains have turned up as building call protection has become a common strategy over the last few months. Thus, I've started to buy some callable bonds that are trading at bargain prices. I've also tried to shift out of bonds that are trading at a slight discount in price to their face value and into premium-coupon bonds. In many cases, premium bonds - which carry stated interest rates higher than newly issued bonds - have become undervalued because their performance has lagged other bonds. These bonds offer price appreciation potential should the municipal market continue to rally, as well as downside protection should the market fall.
Q. SO WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could re-emerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility in the municipal bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to provide high current
income exempt from federal
income taxes
START DATE: December 1,
1977
SIZE: as of November 30, 1995,
more than $1.8 billion
MANAGER: David Murphy,
since October 1, 1995;
manager, Fidelity Limited Term
Municipals, since 1989; Spartan
Intermediate Municipal Fund,
1993 to 1995; manager
Spartan New York
Intermediate Municipal
Portfolio, 1993 to 1995;
Spartan Short-Intermediate
Municipal Fund, 1989 to 1995
and Spartan Municipal Income
Portfolio, since October 1,
1995; manager, Fidelity
Advisor Intermediate Municipal
Income Fund, since March
27, 1995; joined Fidelity in
1989
(checkmark)
DAVID MURPHY ON HIS
INVESTMENT STYLE:
"I describe myself as a total
return investor. That said,
however, I choose my
investments knowing that
income is extremely important
both as a component of total
return and for its tax
advantages to municipal bond
investors. I only go after bonds
whose return justifies the
risks taken. My goal is to
provide returns above the
overall market.
"In determining the risks and
rewards available in the
market, I use the Lehman
Brothers Municipal Bond Index
as a proxy for the overall
market. I believe this index is
the best available benchmark
for managing a national
municipal bond fund."
(solid bullet)  On October 1, 1995, David
Murphy took over as portfolio
manager of the fund,
replacing Anne Punzak.
DISTRIBUTIONS
The Board of Trustees of
Fidelity High Yield Tax-Free
Portfolio voted to pay on
December 26, 1995, to
shareholders of record at the
opening of business on
December 22, 1995, a
distribution of $.004 derived
from capital gains realized
from sales of portfolio
securities.
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1995
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              6 MONTHS AGO

California      10.8          7.6

New York        9.7           8.6

Texas           9.2           6.7

Massachusetts   8.3           7.9

Pennsylvania    5.6           6.2

TOP FIVE SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   6 MONTHS AGO

Electric Revenue     16.8          16.3

General Obligation   15.5          15.2

Health Care          13.1          18.9

Transportation       11.9          7.3

Special Tax          9.2           9.4

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years   14.6   16.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    7.5    7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
Row: 1, Col: 1, Value: 6.7
Row: 1, Col: 2, Value: 9.4
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 5, Value: 15.7
Row: 1, Col: 6, Value: 33.6
Row: 1, Col: 7, Value: 26.0
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 14.4
Row: 1, Col: 6, Value: 33.0
Row: 1, Col: 7, Value: 34.0
Aaa 34.0%
Aa, A 34.0%
Baa 14.4%
Ba, B 3.9%
Caa 0.9%
Nonrated 4.9%
Short-term investments 7.9%
Aaa 26.5%
Aa, A 34.6%
Baa 15.7%%
Ba, B 7.0%%
Caa 0.1%
Nonrated 9.4%
Short-term investments 6.7%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 11.6
Row: 1, Col: 3, Value: 8.9
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 33.3
Row: 1, Col: 6, Value: 22.6
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 4.4% AND 8.1%,
RESPECTIVELY, OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 AND MAY 31, 1995, RESPECTIVELY.
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 92.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ALABAMA  -  1.8%
Alabama Bldg. Renovation Fin. Auth. Rev.
7.45% 9/1/11  A $ 3,000 $ 3,375
Alabama Mental Health Fin. Auth. Spl. Tax
7.375% 5/1/09 (Pre-Refunded to
5/1/99 @ 102)(g)  A  3,000  3,341
Birmingham Baptist Med. Ctr. Spl. Care Facs.
Fin. Auth. Rev. (Baptist Med. Ctr.) Series A,
5.50% 8/15/13, (MBIA Insured)  Aaa  3,500  3,487
Birmingham Jefferson Civic Ctr. Auth. Spl. Tax
 (Cap. Outlay) 7.25% 1/1/12  A  5,875  6,279
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A:
6.50% 2/15/13  Baa  6,500  6,508
 6.50% 2/15/23  Baa  4,250  4,213
McIntosh Ind. Dev. Board Poll. Cont. Rev.
(Ciba-Geigy Corp.) 6% 8/1/07  -  505  505
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rfdg. 6.50% 1/1/09  A  4,600  4,997
  32,705
ALASKA  -  0.6%
Alaska Student Loan Corp.:
 7.20% 7/1/99, (AMBAC Insured)  Aaa  1,000  1,080
  7.30% 7/1/00, (AMBAC Insured)  Aaa  3,100  3,387
North Slope Borough Series B, 0% 1/1/03,
(MBIA Insured)  Aaa  9,000  6,401
  10,868
ARIZONA  -  1.5%
Chandler Cap. Appreciation Rfdg.:
0% 7/1/05, (FGIC Insured)  Aaa  5,700  3,563
 0% 7/1/06, (FGIC Insured)  Aaa  5,700  3,356
 0% 7/1/07, (FGIC Insured)  Aaa  5,700  3,156
 0% 7/1/08, (FGIC Insured)  Aaa  1,700  884
Maricopa County Ind. Dev. Auth. Hosp. Facs. Rev.
Rfdg. (Samaritan Health Svcs.)  Series A,
7% 12/1/16, (MBIA Insured)  Aaa  2,000  2,410
Maricopa County Poll. Cont. Corp. Poll. Cont. Rev.
(Pub. Svc. Co. New Mexico - Palo  Verde)
7.75% 11/1/09  Ba2  7,165  7,463
Maricopa Union School Dist. #69 (Paradise
Valley Board) 5% 7/1/08, (AMBAC Insured)  Aaa  1,700  1,681
Phoenix Gen. Oblig. Rfdg. 6% 7/1/02  Aa1  1,840  2,017
Salt River Proj. Agric. Impt. & Pwr.
Dist. Elec. Sys. 5.05% 1/1/11  Aa  2,400  2,283
  26,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ARKANSAS  -  0.7%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset)
Series B, 7.10% 3/1/08  A $ 4,500 $ 4,989
North Little Rock Elec. Rev. Rfdg. Series A:
6.50% 7/1/10, (MBIA Insured)  Aaa  3,840  4,301
 6.50% 7/1/15, (MBIA Insured)  Aaa  1,000  1,146
Pulaski County Health Facs. Board Rev. Rfdg.
(Sisters Charity Nazareth Corp.) 6.05%
11/1/09, (MBIA Insured)  Aaa  1,750  1,910
  12,346
CALIFORNIA  -  9.8%
California Gen. Oblig.:
6.50% 3/1/02, (AMBAC Insured)  Aaa  2,000  2,230
 6.80% 4/1/03  A1  2,500  2,828
 8% 5/1/03, (AMBAC Insured)  Aaa  8,000  9,740
 4.60% 9/1/06, (AMBAC Insured)  Aaa  20,000  19,375
 5.25% 10/1/16  A1  12,000  11,505
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series G, 5.90% 2/1/09, (MBIA Insured)  Aaa  1,000  1,031
 Series G, 5.90% 8/1/09, (MBIA Insured)  Aaa  2,000  2,062
California Pub. Wks. Board Lease Rev.:
(California University Proj.) Series A:
 5% 6/1/23  A1  5,175  4,612
  5.50% 6/1/10  A1  18,250  18,250
  5.25% 12/1/13  A  3,750  3,539
 (Dept. Correction State Prison D-Susanville)
 5.375% 6/1/18  A  1,500  1,429
California State Dept. Wtr. Resources Central
Valley Proj. Rev. Rfdg. Wtr. Sys. Series L,
8% 12/1/01  Aa  7,400  8,787
California Univ. Rev. Rfdg. (Multiple Purp. Proj.)
Series C, 5% 9/1/14,  (AMBAC Insured)  Aaa  4,000  3,795
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A, 7.25%
8/1/09, (MBIA Insured)  Aaa  1,800  2,169
Contra Costa Trans. Auth. (Sales Tax Rev.)
Series A, 6% 3/1/05, (FGIC Insured)  Aaa  4,000  4,385
Del Norte County Pub. Wks. Rev. Rfdg.
(Dept. of Corrections) 5.125% 12/1/08  A  2,500  2,434
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Sr. Lien) Series A:
 6% 1/1/16  BBB-  17,000  16,958
 6% 1/1/34  BBB-  3,725  3,641
Industry Urban Ind. Dev. Agcy. Rfdg.
(Civic Recreational Proj. #1) Series A,
7.375% 5/1/12  BBB-  1,000  1,038
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CALIFORNIA  -  CONTINUED
Long Beach Harbor Rev. 9% 5/15/02,
(MBIA Insured)  Aaa $ 3,835 $ 4,741
Los Angeles Cnty. Metropolitan Tran. Auth.
Sales Tax Rev. (Prop. C) 2nd Series A:
 5.90% 7/1/05, (AMBAC Insured)  Aaa  2,140  2,327
  5.90% 7/1/06, (AMBAC Insured)  Aaa  1,610  1,743
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. 5.75% 7/1/21  Aaa  2,000  2,026
Northern California Pwr. Agcy. Pub. Pwr.
Rev. Rfdg. (Geothermal Proj.) Series A,
5.80% 7/1/09, (AMBAC Insured)  Aaa  9,500  10,106
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/15  Caa  2,800  2,646
Sacramento City Fin. Auth. (Cap. Appreciation
Tax Allocation Comb. Proj.) Series B,
0% 11/1/06, (MBIA Insured)  Aaa  2,810  1,630
San Diego County Regulation Trans. Commission
(Sales Tax Rev.) Second SR-Series A:
 6.25% 4/1/02, (FGIC Insured)  Aaa  1,100  1,211
  6.25% 4/1/03, (FGIC Insured)  Aaa  5,000  5,544
San Francisco Bldg. Auth. Lease Rev.
(Dept. Gen. Svcs. Lease) Series A,
5% 10/1/13  A1  5,500  5,026
San Joaquin Hills Trans. Corridor Agcy.
Toll Road Rev. (Sr. Lien):
  0% 1/1/17  -  3,500  914
  0% 1/1/19  -  20,000  4,600
San Mateo County Trans. Dist. Sales Tax Rev.
Crossover Rfdg. Series A, 5% 6/1/09,
(MBIA Insured)  Aaa  2,635  2,585
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dist. 3&3A,4&4A) Series B,
7.25% 8/1/08, (MBIA Insured)  Aaa  1,770  2,133
Sequoia Hosp. Dist. Rev. 5.375% 8/15/23  Baa1  3,285  2,759
South Orange County Pub. Fin. Auth. Spl.
Tax Rev.:
 (Sr. Lien) Series A, 7% 9/1/11,
  (MBIA Insured)  Aaa  3,490  4,079
  (Foothill Area) Series C, 8% 8/15/08,
  (FGIC Insured)  Aaa  2,500  3,159
Upland Ctfs. of Prtn. (San Antonio
Commty. Hosp.) 5% 1/1/18  A  3,000  2,554
  179,591
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
COLORADO  -  3.6%
Aurora Wtr. Rfdg. 4.75% 11/1/14  A1 $ 3,040 $ 2,747
Colorado Health Facs. Auth. Rev.:
 (Hosp.-Swedish Med. Ctr.)
 Series A, 7.25% 10/1/08 (Pre-Refunded
 to 10/1/00 @ 102)(g)  Baa1  1,000  1,128
 (Rocky Mountain Adventist):
  6.625% 2/1/13  Baa  16,300  16,504
  6.625% 2/1/22  Baa  4,700  4,729
 (Sisters of Charity Health Care Sys.)
 Series A, 6.25% 5/15/12,
 (AMBAC Insured)  Aaa  2,000  2,212
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/02  BBB+  1,550  1,139
  0% 1/1/04  BBB+  1,530  1,000
  0% 1/1/09  BBB+  1,655  747
  0% 1/1/10  BBB+  1,500  628
Colorado Univ. Rev. (Biomedical Research
Bldg. Proj.) 7% 6/1/09  A  5,725  6,390
Denver City & County Arpt. Rev.:
Series A:
   6.60% 11/15/97 (f)  Baa  1,200  1,240
  6.90% 11/15/98 (f)  Baa  6,250  6,594
  7% 11/15/99 (f)  Baa  2,750  2,939
   7.50% 11/15/06  Baa  6,500  7,337
 Series D, 0% 11/15/05, (MBIA Insured) (f)  Aaa  3,000  1,815
  0%,10/15/03, (MBIA Insured)  Aaa  5,000  3,375
Jefferson County Ctfs. of Prtn. (MBIA Insured):
 Rfdg. 6.65% 12/1/08  Aaa  3,000  3,319
 7.125% 12/1/10 (Pre-Refunded to 12/1/01
 @ 101)(g)  Aaa  250  288
Jefferson County Single Family Mtg. Rev.
Series 1991 A, 8.875% 10/1/13,
(MBIA Insured)  Aaa  365  395
Mountain Village Metropolitan Dist. San
 Miguel County Rfdg. 8.10% 12/1/11  -  2,000  2,200
  66,726
CONNECTICUT  -  0.4%
Connecticut Health & Edl. Facs. Auth. Rev.
(New Britain Mem. Hosp.) Series A,
7.50% 7/1/06  BBB-  5,000  5,419
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONNECTICUT  -  CONTINUED
Norwalk Hsg. Auth. Mtg. Rev. (Monterey Village)
Series 1985 B, Section 8, 9% 11/1/99  BBB $ 1,790 $ 1,859
  7,278
DISTRICT OF COLUMBIA  -  0.3%
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  5,890  6,383
FLORIDA  -  4.3%
Brevard Cnty. Util. Rev. Rfdg. 5.25% 3/1/14,
(AMBAC Insured)  Aaa  2,500  2,450
Dade County Health Facs. Auth. Hosp. Rev.
(South Shore Hosp. & Med. Ctr.) Series A,
7.60% 8/1/24, (FHA Guaranteed)  A+  830  900
Dade County Wtr. & Swr. Sys. Rev. Rfdg.
5% 10/1/13, (FGIC Insured)  Aaa  6,525  6,256
Florida Board of Ed. Cap. Outlay (Pub. Ed.)
Series C, 5.40% 6/1/10, (MBIA Insured)  Aaa  5,000  5,019
Florida Muni. Pwr. Agcy. Rev. Rfdg.
(All Requirement Pwr. Supply) 6.25% 10/1/19,
(AMBAC Insured) (Pre-Refunded to
10/1/01 @ 102)(g)  Aaa  2,000  2,230
Florida State Division Bond Fin. Dept. Gen. Svcs.
Rev. (Dept. Natural Resources-Preservation 2000)
Series A, 6.25% 7/1/10, (MBIA Insured)  Aaa  4,750  5,106
Florida Tpk. Auth. Tpk. Rev. Rfdg. Series A,
5% 7/1/13, (FGIC Insured)  Aaa  3,750  3,581
Jacksonville Health Facs. Auth. Ind. Dev.
Rev. Rfdg. (Cypress Village Proj.)
(Nat'l. Benevolent Assoc.) 7% 12/1/22  Baa1  2,000  2,075
Jacksonville Port Auth. Rev. (i):
5.625% 11/1/12 (f)  Aaa  4,000  3,880
 5.625% 11/1/18 (f)  Aaa  5,700  5,465
Lakeland Elec. & Wtr. Rev. Rfdg. 6.50%
10/1/05, (FGIC Insured)(i)  Aaa  5,000  5,562
Orange County Tourist Dev. Tax Rfdg. Series A,
6.50% 10/1/10, (AMBAC Insured)  Aaa  5,000  5,494
Orlando & Orange County Expressway
 Auth. Rev. Rfdg.:
 (Sr. Lien) 5.25% 7/1/12, (AMBAC Insured)  Aaa  3,100  3,065
  (Jr. Lien) Series A, 5% 7/1/17, (FGIC Insured)  Aaa  4,450  4,183
Palm Bay Util. Rev. Rfdg. (Palm Bay Util. Proj.)
5% 10/1/19, (MBIA Insured)  Aaa  3,450  3,213
Palm Beach Cnty. Criminal Justice Facs.
Rev. Rfdg. 5.375% 6/1/10, (FGIC Insured)  Aaa  1,825  1,873
Palm Beach Cnty. Wtr. & Swr. Rev.
5% 10/1/10, (MBIA Insured)  Aaa  3,000  2,921
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FLORIDA  -  CONTINUED
Reedy Creek Impt. Dist. Util. Rev. Rfdg.
Series 1, 5% 10/1/14, (MBIA Insured)  Aaa $ 4,350 $ 4,160
Tampa Cap. Impt. Prog. Rev. Series A,
8.25% 10/1/18  AA  10,000  10,863
  78,296
GEORGIA  -  1.3%
Cobb County School Dist.
Unltd. Tax 5% 2/1/97  AA1  2,700  2,734
Georgia Gen. Oblig.:
 Impt. Series B, 7.20% 3/1/05  Aaa  3,000  3,589
 6.50% 12/1/01  Aaa  8,410  9,409
 7.25% 7/1/05  Aaa  3,100  3,739
 Series B:
 6.10% 3/1/05  Aaa  2,000  2,220
  7.50% 4/1/97  Aaa  2,000  2,092
  23,783
HAWAII  -  0.8%
Hawaii Gen. Oblig.:
 5.125% 2/1/08  Aa  8,250  8,281
 Rfdg. Series CI, 4.75% 11/1/09  Aa  7,000  6,589
  14,870
IDAHO  -  0.4%
Boise Urban Renewal Parking Agcy. Rev.
(Tax Increment) Series A, B, C, 8.125% 9/1/15  A  2,600  2,818
Idaho Falls Rfdg. Elec. (FGIC Insured):
0% 4/1/06  Aaa  2,000  1,227
 0% 4/1/13  Aaa  2,850  1,147
Idaho Health Facs. Auth. Rev. 5.50%
12/1/07, (AMBAC Insured)  Aaa  2,000  2,143
  7,335
ILLINOIS  -  5.0%
Chicago Ill Motor Fuel Tax Rev. Rfdg.
Series A, 5.375% 1/1/14, (AMBAC Insured)  Aaa  4,000  3,940
Chicago Ill Rfdg. Series B,
 5% 1/1/11, (AMBAC Insured)  Aaa  7,200  6,858
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.:
(Int'l. Terminal) Series A:
 7.50% 1/1/17 (f)  A  4,500  4,888
  Rev. Rfdg. 5% 1/1/12  A1  16,840  16,019
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ILLINOIS  -  CONTINUED
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (2nd Lien)
(Gen. Arpt. Proj.) Series A, 6.375% 1/1/15,
MBIA Insured)  Aaa $ 4,500 $ 4,804
Illinois Edl. Facs. Auth. Rev. (Lewis University)
6% 10/1/24  Baa  5,000  4,981
Illinois Health Facs. Auth. Rev.:
 (Memorial Hosp.):
 6.875% 5/1/00  BBB  1,500  1,592
  7.125% 5/1/10  BBB  4,000  4,035
 (OSF Healthcare Sys.) 6% 11/15/13  A1  5,000  5,019
Illinois Health Facs. Auth. Rev. Rfdg.:
(Lutheran Gen. Health Sys.) Series C:
 7% 4/1/14  A  1,500  1,691
  6% 4/1/18  A  3,000  3,026
Lake County Forest Preserve Dist. Unltd.
Tax (Cap. Appreciation):
 0% 12/1/07  Aa  10,440  5,598
  0% 12/1/08  Aa  12,505  6,284
Metropolitan Pier & Exposition Auth. Dedicated
State Tax Rev. (McCormick Place Expansion Proj.)
 Series A:
  0% 6/15/07, (FGIC Insured) (c)  Aaa  4,800  4,698
   0% 6/15/09, (FGIC Insured)  Aaa  10,000  4,813
   0% 6/15/16, (FGIC Insured) (c)  Aaa  11,820  8,422
Round Lake Beach Tax Increment Rev. Rfdg.
7.50% 12/1/13  -  5,000  5,144
  91,812
INDIANA  -  0.4%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  3,000  3,158
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/07,
(AMBAC Insured)(i)  Aaa  3,080  3,334
  6,492
IOWA  -  0.1%
Iowa Fin. Auth. Rev. 5.25% 5/1/15  A  1,500  1,481
KANSAS  -  0.5%
Kansas City Util. Sys. Rev. (AMBAC Insured):
 0% 9/1/10 (Escrowed to Maturity) (g)  Aaa  3,825  1,779
  0% 9/1/10   Aaa  2,865  1,293
Kansas Dept. Trans. Hwy. Rev. 7.25% 3/1/05  Aa  4,750  5,741
  8,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
KENTUCKY  -  1.7%
Jefferson County Cap. Projs. Corp. Rev.
(Muni. Multiple Rfdg. Lease) Series A,
0% 8/15/11  A1 $ 5,365 $ 2,307
Kenton County Arpt. Board Arpt. Rev.
(Spl. Facs. Delta Proj. A) 7.125% 2/1/21 (f)  Ba1  17,500  18,441
Kentucky Tpk. Auth. Econ. Dev. Rd. Rev. Rfdg.
(Revitalization Proj.) 5.50% 7/1/08,
(AMBAC Insured)  Aaa  1,500  1,558
Owensboro Elec. Lt. & Pwr. Rev. Series B,
0% 1/1/07, (AMBAC Insured)  Aaa  10,000  5,612
Peery County Econ. Dev. Rev. Rfdg.
(The Kroger Co. Proj.) 6.60% 5/1/02  Ba2  2,435  2,578
Univ. Louisville Rev. Rfdg. (Consolidated
Edl. Bldgs.) Series I, 5.40% 5/1/10  A1  1,565  1,602
  32,098
LOUISIANA  -  2.1%
Lake Charles Hbr. & Term. Dist. Port Facs. Rev. Rfdg.
(Trunkline LNG Co. Proj.) Series 1992,
7.75% 8/15/22  Baa3  21,000  23,730
Louisiana Gen. Oblig. Series A, 6.75%
5/15/03, (MBIA Insured)  Aaa  4,320  4,919
Louisiana Offshore Term. Auth. Deepwtr. Port Rev.
Rfdg. (1st Stage) (Loop, Inc. Proj.) Series E,
7.60% 9/1/10  A3  2,300  2,564
Monroe-West Monroe Pub. Trust Fin. Auth. Mtg.
Rev. Rfdg. (Cap. Appreciation)
Series C, 0% 8/20/14  -  9,000  2,824
St. James Parish Poll. Cont. Rev.
(B.F. Goodrich Proj.) 14.50% 12/1/11  Baa1  500  557
St. John Baptist Parish Sales Tax Dist. Rfdg.
Series 1989, 7.80% 12/1/14  Baa  2,700  3,031
St. Tammany Pub. Trust Fin. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C,  0% 7/20/14  Aaa  4,650  1,436
  39,061
MAINE  -  0.5%
State Str. Hsg. Preservation Corp. Hsg. Rev.
(Multi-Family Proj.) Series A:
 7.20% 1/1/02  A  620  650
  7.375% 1/1/12  A  3,505  3,707
  7.50% 1/1/19  A  4,700  4,976
  9,333
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MARYLAND  -  0.3%
Howard County Mtg. Rev. (Heartlands Elderly
Apts. Proj.) 8.875% 12/1/10, (MBIA Insured)
(FHA Guaranteed)  Aaa $ 250 $ 266
Maryland Gen. Oblig. 1st Series A-M,
6.50% 7/1/00  Aaa  3,000  3,281
Montgomery County Hsg. Opportunities
Commission Hsg. Rev. (Multi-Family)
Series B,  9.375% 7/1/15  Aa  445  455
Prince George's County Solid Waste Mgmt. Sys.
5.25% 6/15/13, (FSA Insured)  Aaa  1,500  1,457
  5,459
MASSACHUSETTS  -  8.3%
Boston MA Wtr. & Swr. Commission Rev. Gen.
Sr. Series, Series A, 5.40% 11/01/08  A  2,000  2,027
Massachusetts Ed. Loan Auth. Rev. Issue E
Series B, (AMBAC Insured) (f):
 6.05% 7/1/08  Aaa  4,115  4,352
  6.15% 7/1/10  Aaa  1,650  1,730
  6.25% 7/1/11  Aaa  1,000  1,049
  6.30% 7/1/12  Aaa  1,000  1,045
Massachusetts Gen. Oblig.:
 5% 8/1/06  A1  4,355  4,350
 Series A:
  Consolidated Loan 5% 1/1/12  A1  4,000  3,820
  Rfdg. 6.25% 7/1/03  A1  8,200  9,071
  Rfdg. 6.25% 7/1/04  A1  6,000  6,660
 Series B, 5.40% 11/1/07, (MBIA Insured)  Aaa  6,000  6,247
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Baystate Medical Center) Series D,
 5% 7/1/12, (FGIC Insured)  Aaa  5,820  5,594
 (1st Mtg.) (Fairview Extended Care) Series A:
  10.125% 1/1/11  -  2,945  3,346
  10.25% 1/1/21  -  6,400  7,272
 (Harvard Univ.) Series P, 6.50% 11/1/03  Aaa  1,100  1,262
Massachusetts Hsg. Fin. Agcy. Rev. Rfdg.
(Rental) Series A, 6.65% 7/1/19,
(AMBAC Insured)  Aaa  2,000  2,098
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MASSACHUSETTS  -  CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
 (Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14  - $ 7,000 $ 6,440
 (Cap. Appreciation) (Massachusetts Biomedical)
 Series A-1, 0% 8/1/03  A1  23,300  15,640
  Series A-2:
  0% 8/1/04  A1  5,000  3,163
   0% 8/1/06  A-  26,800  14,874
   0% 8/1/09  A-  15,800  7,071
   0% 8/1/10  A-  11,000  4,648
 (1st Mortgage Reeds Landing):
 7.75% 10/1/20  -  1,300  1,337
  8.625% 10/1/23  -  3,000  3,135
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Rev.:
 Rfdg. Series A,  5.10% 7/1/08,
  (AMBAC Insured)  Aaa  3,575  3,588
  5% 7/1/10, (AMBAC Insured)  Aaa  3,680  3,597
  5.45% 7/1/18, (AMBAC Insured)  Aaa  10,000  9,750
Massachusetts Wtr. Poll. Abatement Trust Rev.
(Massachusetts Wtr. Recources Auth. Loan Prog.)
Series A, 5.45% 2/1/13  Aa  10,890  10,904
Massachusetts Univ. Ctfs. of Prtn.
(Telecommunications Sys.) Series A:
 7.45% 11/1/97  BBB-  810  836
  7.70% 5/1/99  BBB-  1,190  1,228
  7.70% 11/1/99  BBB-  1,240  1,280
  7.80% 5/1/00  BBB-  1,285  1,327
New England Ed. Loan Marketing Corp.
Rfdg. (Student Loan) Series A,
5.70% 7/1/05 (f)  A1  4,000  4,110
  152,851
MICHIGAN  -  1.6%
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  3,000  2,794
Detroit Hosp. Fin. Auth. Facs. Rev. (Michigan
 Healthcare Corp. Proj.) 10% 12/1/20 (a)  Caa  36,910  14,026
Michigan Hosp. Fin. Auth. Rev. Rfdg.
(Bay Med. Ctr.) Series A, 8.25% 7/1/12  Baa1  1,000  1,102
Michigan Hsg. Dev. Auth. Single Family Mtg.
 Rev. Series A:
  7.50% 6/1/15  AA+  470  494
  7.70% 12/1/16  AA+  1,475  1,554
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MICHIGAN  -  CONTINUED
Michigan South Central Pwr. Agcy. Series 1991,
6.75% 11/1/10  Baa1 $ 2,000 $ 2,128
Michigan Strategic Fund Ltd. Oblig. Rev.
(Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  3,000  3,353
Western Townships Util. Auth. Swr. Disp. Sys.:
Ltd. Tax 8.20% 1/1/18  Aaa  2,000  2,220
 Rfdg. 0% 1/1/05, (Cap. Guaranty Insured)  Aaa  2,810  1,798
  29,469
MINNESOTA  -  0.9%
Centennial Independant School Dist. #12 Rfdg.
Series B, 4.875% 2/1/12, (FGIC Insured)  Aaa  2,610  2,505
Minnesota Univ. Rfdg.
4.80% 8/15/03  Aa  10,000  10,050
Rochester Health Care Facs. Rev.
(Mayo Foundation/Mayo Med. Ctr.) Series I:
 5.90% 11/15/09  AA+  2,000  2,153
  5.90% 11/15/10  AA+  2,250  2,419
  17,127
MISSISSIPPI  -  0.5%
Hinds County Ctfs. of Prtn. (Welfare Dept. Proj.)
7.75% 3/1/09 (Pre-Refunded to
3/1/99 @ 102)(g)  A  1,095  1,232
Hinds County Mtg. Rev. Rfdg. (Methodist Hosp. &
Rehabilitation) 5.60% 5/1/12,
(AMBAC Insured)  Aaa  4,000  4,105
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12,
(FGIC Insured)  Aaa  450  491
Panola County Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.125% 11/1/12  Ba2  3,250  3,372
  9,200
MISSOURI  -  0.8%
Kansas City School Dist. Bldg. Corp. Rev.
(Cap. Impt. Project) 5% 2/1/14,
(FGIC Insured)  Aaa  2,330  2,216
Missouri Regional Convention & Sports Complex
Auth. (Convention & Sports Proj. Rfdg. A)
5.50% 8/15/13  A1  3,375  3,345
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C, 7.90% 8/15/21  -  3,000  3,229
Sikeston Elec. Rev. Rfdg. 6.10% 6/1/06,
(MBIA Insured)  Aaa  6,030  6,671
  15,461
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MONTANA  -  0.4%
Montana Board of Investment Payroll Tax
(Workers Compensation) Series 1991,
6.875% 6/1/11, (MBIA Insured)  Aaa $ 6,200 $ 6,766
NEBRASKA  -  1.0%
Douglas County Hosp. Auth. #1 Rev.
(Immanuel Med. Ctr., Inc.) 6.90% 9/1/11,
(AMBAC Insured)  Aaa  3,250  3,587
Nebraska Pub. Pwr. Dist. Rev. Rfdg.
(Pwr. Supply Sys.):
 Series B, 5.25% 1/1/13, (MBIA Insured)  Aaa  3,650  3,568
  Series C, 5% 1/1/10, (MBIA Insured)  Aaa  6,380  6,221
Omaha Rfdg. Unltd. Tax 6% 9/15/99  Aaa  1,100  1,172
Scotts Bluff County Hosp. Auth. #1 Hosp. Rev.
(Reg'l. West Med. Ctr. Proj.)
6.45% 12/15/04  A  3,000  3,263
  17,811
NEVADA  -  1.1%
Clark County Ind. Dev. Rev.
(Southwest Gas Corp.) Series A,
6.50% 12/1/33 (f)  Baa3  19,500  19,695
NEW HAMPSHIRE  -  0.2%
New Hampshire Tpk. Sys. Rev. Rfdg. Series A,
7% 11/1/06, (FGIC Insured)  Aaa  2,500  2,950
NEW JERSEY  -  2.0%
New Jersey Econ. Dev. Rev.:
Series A, 11% 12/15/17  -  14,445  14,445
 Series B, 11% 12/15/17 (a)  -  9,370  12
New Jersey Trans. Trust Fund Auth. (Trans. Sys.)
Series A, 6% 6/15/04, (AMBAC Insured)  Aaa  17,800  19,447
Ocean County Gen. Impt. 5.15% 7/1/11  Aa  2,500  2,434
  36,338
NEW MEXICO  -  1.6%
Albuquerque Arpt. Rev. Rfdg. (AMBAC Insured)(i):
6.25% 7/1/03   Aaa  1,100  1,181
 6.75% 7/1/10   Aaa  1,700  1,851
 6.75% 7/1/12  Aaa  1,935  2,044
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co.
of New Mexico San Juan Proj.)  Series X,
5.90% 4/1/07  Ba2  12,640  12,450
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW MEXICO  -  CONTINUED
New Mexico Edl. Assistance Foundation Student
Loan Rev. 5.25% 4/1/05, (AMBAC Insured)(f)  Aaa $ 4,900 $ 4,924
New Mexico Univ. Rev. Rfdg. Series A:
6.25% 6/1/12  A1  2,100  2,326
 6% 6/1/21  A1  4,050  4,334
  29,110
NEW YORK  -  9.3%
Metropolitan Tran. Auth. Svc. Contract
(Commuter Facs.):
 Series O, 5.75% 7/1/08  Baa1  1,000  1,021
  Series O, 5.75% 7/1/13  Baa1  7,650  7,679
Metropolitan Trans. Auth. Trans. Facs. Rev. Rfdg.
Series K, (MBIA Insured):
  6.30% 7/1/06  Aaa  3,500  3,951
  6.30% 7/1/07  Aaa  5,000  5,612
New York City Ctfs. of Prtn. 4.90% 3/1/99  Baa1  2,965  2,958
New York City Ind. Dev. Agcy. (Spl. Facs.)
6.125% 1/1/24  A  5,000  5,031
New York City Rfdg. Series A,
6.375% 8/1/05  Baa1  5,000  5,237
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A:
 6.50%  5/15/04  Baa1  3,000  3,255
  5.50% 5/15/08  Baa1  2,000  2,000
  5.50% 5/15/09  Baa1  4,000  3,980
  5.875% 5/15/11  Baa1  7,000  7,201
  5.50% 5/15/13  Baa1  6,000  5,865
 Series B:
 5.25% 5/15/05  Baa1  4,000  4,015
  5.25% 5/15/10  Baa1  5,600  5,418
  5.25% 5/15/11  Baa1  5,000  4,806
  5% 5/15/18  Baa1  6,000  5,393
New York State Environmental Facs. Corp. Poll.
Cont. Rev. Rfdg. (State Wtr. Revolving Fund)
(New York City Muni. Wtr.) 5.75% 6/15/12  Aa  2,000  2,077
New York State Local Govt. Assistance Corp.:
 Rfdg.:
 Series C, 5.50% 4/1/17  A  26,600  26,567
  Series E:
  6% 4/1/14  A  9,300  9,928
   5.25 4/1/16  A  11,500  11,198
 Series A, 0% 4/1/08  A  2,000  1,047
 Series B:
 0% 4/1/08  A  5,000  2,619
  6% 4/1/18  A  4,425  4,508
 Series C, 6.50% 4/1/15  A  4,600  4,813
 Series D, 5.375% 4/1/14  A  5,000  4,900
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW YORK  -  CONTINUED
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
 Series 39, 6% 10/1/17  Aa $ 5,200 $ 5,220
  Series 48, 6.05% 4/1/17 (f)  Aa  5,570  5,542
New York State Thruway Auth. Hwy. & Bridge
Trust Fund Series A, 6.25% 4/1/04,
(MBIA Insured)  Aaa  2,345  2,609
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) Series A, 0% 1/1/05  BBB  8,500  5,302
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sr. Lien) 5.10% 6/1/09, (MBIA Insured)  Aaa  3,000  2,966
Triborough Bridge & Tunnel Auth. Rev. (Gen. Purp.):
Rfdg. Series A, 5% 1/1/12, (MBIA Insured)  Aaa  2,475  2,357
 Series X, 6% 1/1/14  Aa  4,750  4,851
  169,926
NEW YORK & NEW JERSEY  -  1.0%
New York & New Jersey Port (Delta Airlines, Inc.
Proj.) Series 1R, 6.95% 6/1/08  Ba1  17,000  18,403
NORTH CAROLINA  -  0.9%
North Carolina Eastern Muni. Pwr. Sys. Rev.:
Rfdg.:
 Series A, 6.25% 1/1/03  A  2,000  2,103
  Series B, 7% 1/1/08  A  6,815  7,556
 4.25% 1/1/00 (AMBAC Insured)  Aaa  6,035  6,012
  15,671
NORTH DAKOTA  -  0.3%
Mercer County Poll. Cont. Rev. Rfdg.:
(Montana Dakota Utils. Co. Proj.)
6.65% 6/1/22, (FGIC Insured)  Aaa  3,750  4,036
 (Basin Elec. Pwr.) 2nd Series, 6.05% 1/1/19,
(AMBAC Insured)  Aaa  1,900  1,966
  6,002
OHIO  -  1.2%
Eaton Ind. Dev. Rev. Rfdg. (Baxter Int'l., Inc.
Proj.) 6.50% 12/1/12  A3  2,605  2,787
Hamilton County Swr. Sys. Rev. Rfdg. & Impt.
Metropolitan Swr. Dist. Series A,
5.35% 12/1/07, (FGIC Insured)  Aaa  2,475  2,577
Loveland City School Dist. Unltd. Tax
6.65% 12/1/15  A  3,500  3,824
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
OHIO  -  CONTINUED
Montgomery County Ind. Dev. Rev. Rfdg.
(The Kroger Co.) 7.45% 9/1/07  Ba2 $ 4,700 $ 5,006
Ohio Muni. Elec. Gen. Agcy. (Joint Venture 5)
5.375% 2/15/24, (AMBAC Insured)  Aaa  3,750  3,698
Ohio State Bldg. Auth. (Workers Composition
Bldg. A) 4.75% 4/1/14  A  3,500  3,168
Warren County Hosp. Facs. Rev. Rfdg. & Impt.
(Otterbein Home Proj.) 7.20% 7/1/11,
LOC Fifth Third Bancorp  Aa2  1,000  1,116
  22,176
OKLAHOMA  -  0.6%
Grand River Auth. Rev. Rfdg. 5.50% 6/1/09 (d)  A  10,250  10,557
Valley View Hosp. Auth. Rev. 10% 10/1/14,
(HIB Insured)  A  1,140  1,157
  11,714
OREGON  -  0.4%
Oregon Health Hsg. Ed. Cultural Auth. Rev.
(Lewis & Clark College):
 Series A, 6.125% 10/1/24, (MBIA Insured)  Aaa  1,000  1,054
 6% 10/1/13, (MBIA Insured)  Aaa  1,750  1,848
Portland Hosp. Facs. Auth. Hosp. Rev.
(Legacy Health Sys.) Series B, 6.625% 5/1/11,
(AMBAC Insured)  Aaa  2,000  2,180
Portland Swr. Sys. Rev. Rfdg. Series A,
5.25% 3/1/10  A1  2,000  2,010
  7,092
PENNSYLVANIA  -  5.2%
Allegheny County Ind. Dev. Auth. Rev.
(Kmart Corp.) (Commercial Dev.) Series A,
11% 1/1/07  Baa1  2,430  2,424
Butler County Hosp. Auth. Rev. (North Hills
Passavant Hosp.) Series A, 6.80% 6/1/06,
(Cap. Guaranty Insured)  Aaa  5,000  5,519
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.) 6.80% 11/15/23  Baa  4,600  4,588
Delaware County Auth. Rev.:
(First Mtg. Riddle Village Proj.):
   7% 6/1/00  -  1,500  1,524
  8.25% 6/1/22  -  3,000  3,221
  9.25% 6/1/22  -  4,000  4,470
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
PENNSYLVANIA  -  CONTINUED
Harrisburg Auth. Wtr. Rev. 5.875%
6/18/15, (FGIC Insured)  Aaa $ 8,000 $ 8,140
Northumberland County Auth. Commonwealth
Lease Rev. 0% 10/15/13, (MBIA Insured)  Aaa  11,830  4,451
Pennsylvania Convention Ctr. Auth. Rev Rfdg.:
Series A:
 6.60% 9/1/09  Baa  3,000  3,203
  6.70% 9/1/14  Baa  5,750  6,109
  6.75% 9/1/19  Baa  2,000  2,118
Pennsylvania Intergovernmental Coop. Auth. Spl.
Tax Rev. Rfdg. Series A, 5% 6/15/15  A  5,210  4,936
Philadelphia Wtr. & Wastewtr. Rev.:
 Rfdg.:
  Series D, 6.125% 7/15/08  Baa  4,000  4,100
  5% 6/15/12, (FGIC Insured)  Aaa  3,000  2,846
  6.75% 8/1/04, (MBIA Insured)  Aaa  2,000  2,303
  6.75% 8/1/05, (MBIA Insured)  Aaa  1,500  1,734
 5.65% 6/15/12, (FGIC Insured)  Aaa  20,000  20,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A, 4.75% 9/1/16,
(FGIC Insured)  Aaa  10,000  9,013
Wyoming Ind. Dev. Auth. Poll. Rfdg.
(Procter & Gamble Paper Proj.)
5.55% 5/1/10  Aa2  4,300  4,467
  95,316
RHODE ISLAND  -  0.5%
Rhode Island Depositors Econ. Protection Spl.
Oblig. Rfdg. Series A, 5.75% 8/1/12,
(MBIA Insured)  Aaa  3,495  3,630
Rhode Island Health & Edl. Bldg. Corp. Rev. Rfdg.
(Higher Ed. Facs. Johnson & Wales  Univ.)
Series A, 5.25% 4/1/16,
(Connie Lee Insured)  Aaa  4,000  3,780
Rhode Island Hsg. & Mtg. Fin. Corp.
(Homeownership Opportunity) Series 3-A,
7.80% 10/1/10  Aa  1,000  1,060
  8,470
SOUTH CAROLINA  -  1.0%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.:
 5.60% 1/1/09, (MBIA Insured)  Aaa  5,240  5,489
 5.50% 1/1/10, (MBIA Insured)  Aaa  2,590  2,668
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
SOUTH CAROLINA  -  CONTINUED
South Carolina Gen. Oblig. Cap. Impt. Series A,
6.50% 3/1/00  Aaa $ 2,635 $ 2,866
South Carolina Pub. Svc. Auth. Rev.:
 Rfdg. Series A, 6.25% 2/1/06,
(MBIA Insured)(i)  Aaa  3,665  3,880
 6.375% 7/1/21, (AMBAC Insured)  Aaa  3,750  3,942
  18,845
SOUTH DAKOTA  -  0.5%
South Dakota Hsg. Dev. Auth. Series G,
4.25% 5/1/97  AA1  8,000  8,010
Spearfish School Dist. #40-2 Unltd. Tax
(Lawrence County) 7.30% 7/1/11
(Pre-Refunded to 7/1/01 @ 102)(g)  A  1,500  1,729
  9,739
TENNESSEE  -  0.6%
Bradley County Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co. - Peytons SE Proj.)
8.10% 5/1/12  Ba2  4,000  4,360
Shelby County Rfdg. Series A,
6.75% 4/1/04  Aa  3,000  3,405
Tennessee Gen. Oblig. Series A,
7% 3/1/03  Aaa  2,555  2,980
  10,745
TEXAS  -  6.7%
Austin Arpt. Sys. Rev. 6.20% 11/15/15,
(MBIA Insured)(f)  Aaa  10,000  10,412
Corpus Christi Hsg. Fin. Corp. Single Family Mtg.
Rev. (Lomas & Nettleton Co.) Series A,
13.375% 6/1/13  AA-  15  16
Cypress-Fairbanks Independent Sch. Dist. Unltd.
Tax Rfdg. 0% 2/1/04 (PSF Guaranteed)  Aaa  3,000  2,025
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp. Rev.
(AMR Corp.)  7.50% 11/1/25  Baa2  10,500  11,235
Dallas-Fort Worth Regl. Arpt. Rev. Rfdg.
(Joint Dallas/Fort Worth Intl. Arpt.) 6.50%
11/1/05, (FGIC Insured)  Aaa  2,295  2,608
Dallas Hsg. Corp. Cap. Proj. Rev. Rfdg.
(Section 8 Assisted Projs.):
 7.70% 8/1/05  A  1,100  1,163
  7.85% 8/1/13  A  1,000  1,064
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  CONTINUED
Dallas Independent Sch. Dist. Rfdg. 0%
8/15/07, (PSF Guaranteed)  Aaa $ 2,300 $ 1,262
East Texas Health Facs. Dev. Corp.
(Memorial Hosp. - Palestine):
 7.25% 8/15/03  -  2,970  2,673
  7.80% 8/15/18  -  2,440  2,153
Harris Cnty. Cultural & Ed. Facs. Fin. Corp. Rev.
(Space Ctr. Houston Proj.):
 9% 8/15/00  -  6,200  1,550
  9.25% 8/15/15  -  18,720  4,680
Harris Cnty. Health Facs. Dev. Hosp. Rev. Rfdg.
(Texas Children's Hosp. Proj.)  5.50% 10/1/16,
(MBIA Insured)  Aaa  5,000  4,925
Houston Hsg. Auth. Rev. (Low Income Elderly Hsg.)
(1st Lien):
 7.50% 7/1/16  -  420  436
  7.50% 7/1/18  -  405  421
Lower Colorado River Auth. Rev.
(Escrowed to  Maturity)(g):
  Rfdg. (Priority) 0% 1/1/09, (MBIA Insured)  Aaa  2,000  1,028
  5.25% 1/1/15  Aaa  6,000  5,918
Lower Neches Valley Ind. Dev. Rev.
6.40% 3/1/30  Aa2  10,000  10,475
Port Arthur Hsg. Fin. Corp. Multi-Family Mtg. Rev.
(Port Arthur Udal Proj.) Series E, 9.625%
1/1/28, (FHA Guaranteed)  AAA  475  489
Port Arthur Hsg. Fin. Corp. Single Family
Mtg. Rev. Rfdg. 8.70% 3/1/12  A  985  1,076
Port Dev. Corp. Ind. Rev. (Cargill, Inc. Proj.)
7.70% 3/1/07  Aa2  1,000  1,095
Round Rock Independent Sch. Dist. Series A,
7.50% 8/1/03, (PSF Guaranteed)  Aaa  1,300  1,558
San Antonio Elec. & Gas Rev.:
 Rfdg. 5% 2/1/09  Aaa  7,010  6,940
 6% 2/1/14  AA1  2,500  2,562
 5% 2/1/14  AA1  3,680  3,496
Tarrant County Wtr. Cont. & Impt. Rev. Rfdg.
(Dist. 1) 5% 3/1/09, (AMBAC Insured)  Aaa  2,750  2,698
Texarkana Health Facs. Dev. Corp. Hosp. Rev.
(Wadley Regional Med. Ctr. Proj.) 7%
10/1/05, (MBIA Insured)  Aaa  1,750  1,934
Texas A&M Univ. Permament Univ. Fund
5.50% 7/1/04 (i)  Aaa  3,850  4,057
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  CONTINUED
Texas Gen. Oblig.:
 Rfdg. (Pub. Fin. Auth.) Series A, 5.70% 10/1/03  Aa $ 5,620 $ 6,098
 Rfdg. (Veterans Land) 7.40% 12/1/20  Aa  2,500  2,803
 Series B, 5.25% 10/1/13  Aa  3,000  2,966
Texas Muni. Pwr. Agcy. Rev. Rfdg.
(Cap. Appreciation) 0% 9/1/05,
(AMBAC Insured)  Aaa  13,000  8,044
Texas Wtr. Dev. Board Rev.
(Revolving Fund Sr. Lien):
5.25% 7/15/11  Aa  8,075  8,004
 5.25% 7/15/15  Aa  6,000  5,887
  123,751
UTAH  -  2.8%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
  Series A:
  5.60% 7/1/21, (AMBAC Insured)  Aaa  5,000  4,956
  Series B:
   6.50% 7/1/04, (MBIA Insured)(i)  Aaa  7,000  7,700
   6.50% 7/1/05, (MBIA Insured)(i)  Aaa  13,000  14,317
   5.55% 7/1/11  Aa  20,000  19,975
   6% 7/1/16, (MBIA Insured)(i)  Aaa  5,000  5,081
  52,029
VERMONT  -  0.5%
Vermont Edl. & Health Bldgs. Fin. Agcy. Rev.
Rfdg. (Central Vermont Hosp. Proj.) Series A,
8% 10/1/09  Baa1  2,500  2,595
Vermont Muni. Bond Bank:
Series B, 7.20% 12/1/20 (Pre-Refunded
 to 12/1/99 @ 102)(g)  A  3,000  3,371
 Series 1991-1, 6.875% 12/1/22 (Pre-Refunded
 to 12/1/01 @ 102)(g)  A  2,385  2,722
  8,688
VIRGINIA  -  0.9%
Fairfax Cnty. Univ. Rfdg. Series C,
5.40% 5/1/11  Aaa  2,750  2,781
Hopewell Ind. Dev. Auth. Resources Recovery
Rev. (Stone Container Corp.)
8.25% 6/1/16  -  4,350  4,796
Lynchburg Ind. Dev. Auth. Facs. 1st Mtg.
Rev. Rfdg. (Central Health, Inc.)
8.125% 1/1/16  A1  3,000  3,266
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
VIRGINIA  -  CONTINUED
Peninsula Ports Auth. Hosp. Facs. Auth. Rev.
Rfdg. (Whittaker Mem. Proj.) 8.70% 8/1/23,
(FHA Guaranteed)  Aa $ 1,500 $ 1,616
Richmond Redev. & Hsg. Auth. Mtg. Rev.
(Multi-Family Hsg. Pinebrook Proj.) 9.25%
10/1/20, (GNMA Coll.)  AAA  750  779
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.) 5.125%
2/15/18, (AMBAC Insured)  Aaa  2,800  2,688
Virginia Hsg. Dev. Auth. Commonwealth Mtg.
Series B, Sub-series B-2, 7.625% 7/1/17  AA1  1,040  1,089
Virginia Resources Auth. Wtr. & Swr. Sys. Rev.
Series A, 7.70% 11/1/10  AA  180  199
  17,214
WASHINGTON  -  4.4%
Clark County Pub. Util. (Multi Purp. Proj. No. 1)
6% 1/1/08, (FGIC Insured)  Aaa  2,825  3,058
Snohomish County (School Dist. 201) 6.75%
12/1/06, (AMBAC Insured)  Aaa  2,405  2,793
Washington Gen. Oblig.:
 Series A, 6.50% 7/1/03  Aa  3,595  4,040
 Series B, 7% 9/1/05 (Motor Vehicle Fuel Tax)  Aa  2,655  3,083
Washington Pub. Pwr. Supply Sys. Rev. Nuclear:
Proj. #1:
 5.40% 7/1/12  Aa  10,000  9,450
 Proj. #2:
 Rfdg.: Series C:
 0% 7/1/05  Aa  16,080  9,648
  6.77% 7/1/10, (FGIC Insured) INFL (h)  Aaa  7,500  7,463
  5.40% 7/1/12   Aa  13,000  12,431
 Proj. #3:
 5.40% 7/1/12   Aa  31,000  29,295
  81,261
WEST VIRGINIA  -  0.1%
West Virginia School Bldg. Auth. Rev. (Cap. Impt.)
Series A, 6.75% 7/1/15  A  2,000  2,168
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
WYOMING  -  0.7%
Natrona County Hosp. Rev. (Wyoming Med.
Ctr. Proj.) 8.125% 9/15/10  Baa1 $ 4,500 $ 4,950
Wyoming Farm Loan Board Cap. Facs.
Rev. (Escrowed to Maturity)(g):
0% 10/1/04  AA-  3,995  2,622
 0% 10/1/05  AA-  3,995  2,467
 0% 10/1/06  AA-  3,695  2,184
  12,223
TOTAL MUNICIPAL BONDS
(Cost $1,643,221)    1,689,754
MUNICIPAL NOTES (E) - 7.9%
CALIFORNIA  -  1.0%
California School Cash Reserve Program
(Authority Pool Bonds) TRAN Series 1995 A,
4.75% 7/3/96, LOC Industrial Bank of
Japan Ltd. (MBIA Insured)  MIG 1  12,000  12,065
Ventura County TRAN 4.50% 7/2/96  MIG 1  6,700  6,738
  18,803
COLORADO  -  0.7%
Colorado Gen Oblig. TRAN 4.50% 6/27/96  -  12,000  12,076
FLORIDA  -  0.4%
Florida Local Govt. Fin. Auth. Rev. (Pooled Loan)
Series A, 3.60% 3/1/96, LOC First Union
Natl. Bank of Florida, CP  P-1  8,000  8,001
MARYLAND  -  0.2%
Montgomery County Hsg. Opportunity
Commission Hsg. Rev. (Draper Lane Apts.)
4%, BPA Sumitomo Bank Ltd., (FGIC Insured)
VRDN (f)  VMIG 1  4,200  4,200
MICHIGAN  -  0.1%
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(Consumers Pwr. Co. Proj.) Series 1988 A,
3.70%, LOC Union Bank of Switzerland, VRDN  P-1  1,200  1,200
MINNESOTA  -  0.1%
Minneapolis Hsg. Dev. Rev. Rfdg. Series 1989
LOC First Bank NA VRDN  VMIG 1  1,000  1,000
MUNICIPAL NOTES (E) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW YORK  -  0.4%
Erie County Ind. Dev. Auth. Ind. Dev. Rev.
(The Holling Press, Inc.) Series 1989 F,  4%,
LOC Marine Midland Bank, VRDN (f)  - $ 1,240 $ 1,240
New York City Gen. Oblig.
TRAN 4.50% 2/15/96  MIG 1  5,000  5,011
New York Envir. Facs. Corp. Research Recovery
Rev. (Hunting, Inc. Proj.) Series 1989,
3.90%, LOC Union Bank of Switzerland,
VRDN (f)  -  1,300  1,300
  7,551
NORTH CAROLINA  -  0.8%
Craven Co. Ind. Facs. Res. Recovery Rev.
Bond Series 1989B Wood Energy LP LOC ABN
AMRO 3.85%, VRDN (f)  -  1,600  1,600
Halifax County Ind. Facs. Poll. Cont. Facs.
Auth. (Westmoreland Hadson Proj.)
(Roanoke Valley Proj.) Series 1991, 4%,
LOC Cr. Suisse, VRDN (f)  -  2,300  2,300
Wake County Ind. Facs. & Poll. Cont. Fing. Auth.
Rev. (Carolina Pwr. & Lt. Co.) Series B, 4.75%,
LOC Sumitimo Bank Ltd., VRDN  -  11,000  11,000
  14,900
PENNSYLVANIA  -  0.4%
Pennsylvania Energy Dev. Auth. Rev.
(B&W Edensburg Proj.) Series 1986, 3.75%,
LOC Swiss Bank Corp., VRDN (f)  VMIG 1  3,300  3,300
Pennsylvania Higher Ed. Assistance Agcy. Rev.
(Student Loan) VRDN (f):
 Series 1988 A, 3.80%, LOC Fuji Bank  VMIG 1  1,400  1,400
  Series 1994 A, 3.80%, LOC Student Loan
  Marketing Assoc.  VMIG 1  2,400  2,400
Schuylkill Cnty. Ind. Dev. Auth. Rev. (Pine Grove
Landfill, Inc.) Series 1995, 4%,
LOC  Meridian Bank NA, VRDN (f)  -  1,000  1,000
  8,100
SOUTH CAROLINA  -  0.6%
South Carolina Jobs Econ. Dev. Auth. Rev.
(Wellman, Inc. Proj.) VRDN (f):
 Series 1990, 4.05%, LOC Wachovia
  Bank & Trust NA  -  1,800  1,800
  Series 1992, 4.05%, LOC Wachovia
  Bank & Trust NA  -  10,300  10,300
  12,100
MUNICIPAL NOTES (E) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  2.5%
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(Texas Util Elec. Co.) Series 1995 C, 3.80%,
LOC Swiss Bank, VRDN (f)  VMIG 1 $ 11,600 $ 11,600
Brazos River Hbr. Navigation Dist. of Brazoria
(Dow Chemical Co. Proj.) Series 1993,
3.90 5/1/23, VRDN (f)  P-1  8,600  8,600
South Texas Higher Ed. Auth. Student Loan Rev.
Series 1995, 3.75%, LOC Student Loan
Marketing Assoc., VRDN (f)  VMIG 1  17,000  17,000
Texas Gen. Oblig. TRAN Series 1995A,
4.75% 8/30/96  MIG 1  7,850  7,926
  45,126
VIRGINIA  -  0.7%
Richmond Ind. Dev. Auth. Rev. (Cogentrix
Richmond, Inc. Proj.) VRDN (f):
 Series 1990 A, 4.10%, LOC Banque
  Paribas   -  7,900  7,900
  Series 1991 A, 4.10%, LOC  Banque
  Paribas  -  4,900  4,900
  12,800
TOTAL MUNICIPAL NOTES
(Cost $145,856)   145,857
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,789,077)  $ 1,835,611
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
    (000S) (000S)
SOLD
350 U.S. Treasury Bond Futures Contracts   December, 1995 $ 41,792 $
(1,460)
125 Municipal Bond Futures Contracts   December, 1995  15,031  (669)
    $ (2,129)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.1%
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
INFL - Inverse Floating Rate Security
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
2. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,557,000.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
7. Security collateralized by an amount sufficient to pay interest and principal.
8. Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
9. Security purchased on a delayed delivery basis. (see Note 2 of Notes to Financial Statements)
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 63.5% AAA, AA, A 66.1%
Baa 11.7% BBB  11.5%
Ba 3.9% BB  3.7%
B 0.0% B  0.0%
Caa 0.9% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.8%
The percentage not rated by either S&P or Moody's amounted to 4.9%. FMR has determined that unrated debt securities that are lower quality account for 4.4% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Electric Revenue      16.8%
General Obligation      15.5
Health Care      13.1
Transportation      11.9
Others (individually less than 10%)      42.7
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,789,330,000. Net unrealized appreciation aggregated $46,281,000, of which $104,928,000 related to appreciated investment securities and $58,647,000 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $815,000 all of which will expire on November 30, 2002.
At November 30, 1995, the fund was required to defer approximately $12,659,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (cost $1,789,077) -                          $ 1,835,611
See accompanying schedule

Cash                                                                             1,044

Receivable for investments sold                                                  24,135

Interest receivable                                                              27,602

 TOTAL ASSETS                                                                    1,888,392

LIABILITIES

Payable for investments purchased                                    $ 27,890
Regular delivery

 Delayed delivery                                                     55,997

Distributions payable                                                 2,029

Accrued management fee                                                593

Payable for daily variation on futures contracts                      411

Other payables and accrued expenses                                   330

 TOTAL LIABILITIES                                                               87,250

NET ASSETS                                                                      $ 1,801,142

Net Assets consist of:

Paid in capital                                                                 $ 1,768,342

Accumulated undistributed net realized gain (loss) on                            (11,605)
investments

Net unrealized appreciation (depreciation) on                                    44,405
investments

NET ASSETS, for 146,458 shares outstanding                                      $ 1,801,142

NET ASSET VALUE, offering price and redemption price                             $12.30
per share ($1,801,142 (divided by) 146,458 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INTEREST INCOME                                                       $ 110,887

EXPENSES

Management fee                                             $ 7,127

Transfer agent, accounting and custodian fees and           2,685
expenses .

Non-interested trustees' compensation                       13

Registration fees                                           103

Audit                                                       63

Legal                                                       36

Miscellaneous                                               11

 TOTAL EXPENSES                                                        10,038

NET INTEREST INCOME                                                    100,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      14,257

 Futures contracts                                          (6,692     7,565
                                                           )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      183,807

 Futures contracts                                          (1,988     181,819
                                                           )

NET GAIN (LOSS)                                                        189,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 290,233
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 100,849       $ 121,064
Net interest income

 Net realized gain (loss)                                 7,565           19,396

 Change in net unrealized appreciation (depreciation)     181,819         (287,600)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          290,233         (147,140)
FROM OPERATIONS

Distributions to shareholders                             (100,849)       (121,064)
From net interest income

 From net realized gain                                   -               (80,779)

 TOTAL DISTRIBUTIONS                                      (100,849)       (201,843)

Share transactions                                        712,326         820,839
Net proceeds from sales of shares

 Reinvestment of distributions                            72,092          150,837

 Cost of shares redeemed                                  (865,693)       (1,057,850)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (81,275)        (86,174)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 108,109         (435,157)

NET ASSETS

 Beginning of period                                      1,693,033       2,128,190

 End of period                                           $ 1,801,142     $ 1,693,033

OTHER INFORMATION
Shares

 Sold                                                     60,596          67,736

 Issued in reinvestment of distributions                  6,087           12,114

 Redeemed                                                 (73,582)        (87,412)

 Net increase (decrease)                                  (6,899)         (7,562)


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED NOVEMBER 30,

                                  1995                       1994 A     1993       1992       1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 11.040                   $ 13.230   $ 12.720   $ 12.690   $ 12.610
of period

Income from Investment             .677                       .755       .764       .811       .845
Operations
Net interest income

 Net realized and unrealized       1.260                      (1.690)    .700       .190       .310
 gain (loss)

 Total from investment             1.937                      (.935)     1.464      1.001      1.155
 operations

Less Distributions                 (.677)                     (.755)     (.764)     (.811)     (.845)
From net interest income

 From net realized gain            -                          (.500)     (.190)     (.160)     (.230)

 Total distributions               (.677)                     (1.255)    (.954)     (.971)     (1.075)

Net asset value, end of period    $ 12.300                   $ 11.040   $ 13.230   $ 12.720   $ 12.690

TOTAL RETURN                       17.95%                     (7.74)     11.92%     8.21%      9.62%
                                                             %

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,801                    $ 1,693    $ 2,128    $ 2,075    $ 1,997
(in millions)

Ratio of expenses to average       .57%                       .56%       .56%       .57%       .56%
net assets

Ratio of net interest income       5.69%                      6.21%      5.85%      6.40%      6.72%
to average net assets

Portfolio turnover rate            50%                        48%        53%        47%        44%


A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES."AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES
Fidelity High Yield Tax Free Portfolio (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity High Yield Tax-Free Portfolio to Fidelity High Yield Tax-Free Fund. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $843,409,000 and $965,227,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $380,735,000 and $371,717,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEES - CONTINUED
these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $16,000 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. During the period December 1, 1994 to December 31, 1994, the fund paid fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $2,119,000 and $460,000, respectively. The transfer agent fees were equivalent to an annual rate of .12% of average net assets.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Fidelity High Yield Tax-Free Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Fidelity High Yield Tax-Free Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Fidelity High Yield Tax-Free Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan(registered trademark) Aggressive Municipal
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal High Yield
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)